Revenue and Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable, gross		$ 58	$ 58	$ 352
Allowance for doubtful accounts
Accounts receivable, net		$ 58	$ 58	$ 352